Fee Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Summary Of Fee Income	Fee income related to continuing operations consisted of the following (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Loan servicing fees, net	$45,965	$43,639	$13,494	$20,063
Loan origination fees	18,476	14,100	1,206	7,848
Change in fair value of MSR	14,348	(18,400)	20,739	4,562
Other fee income	3,026	2,347	1,108	57
Total fee income	$81,815	$41,686	$36,547	$32,530